Accounting Policies (Details) - Schedule of Estimated Useful Lives for Current and Comparative Periods	12 Months Ended
Dec. 31, 2023
Accounting Policies (Details) - Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful life in years	7 years
Software [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful life in years	3 years
ChargeBox (CBX) [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Lives for Current and Comparative Periods [Line Items]
Useful life in years	7 years